UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street Albany, NY (Address of principal executive offices)	12207-1002 (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedules of Investments.

Paradigm Value Fund

		Schedule of Investments
		September 30, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Air Courier Services
216,500	Air Transport Services Group, Inc. *	$ 1,576,120	1.56%

Computer Communications Equipment
90,600	Emulex Corporation *	447,564
400,000	Extreme Networks, Inc. *	1,916,000
85,603	QLogic Corp. *	784,123
		3,147,687	3.11%

Construction - Special Trade Contractors
85,900	Matrix Service Co. *	2,071,908	2.05%

Crude Petroleum & Natural Gas
332,600	PetroQuest Energy Inc. *	1,869,212
55,200	Stone Energy Corporation *	1,731,072
97,500	W&T Offshore, Inc.	1,072,500
		4,672,784	4.62%

Deep Sea Foreign Transportation of Freight
127,100	Ardmore Shipping Corporation (Bermuda)	1,385,390
97,549	Baltic Trading Limited	403,853
		1,789,243	1.77%

Electrical Work
49,600	EMCOR Group Inc.	1,982,016	1.96%

Footwear (No Rubber)
30,000	Iconix Brand Group, Inc. *	1,108,200	1.10%

Gold and Silver Ores
93,300	First Majestic Silver Corp. * (Canada)	727,740	0.72%

Heavy Construction Other Than Building Construction - Contractors
25,500	Granite Construction Incorporated	811,155	0.80%

Household Furniture
50,000	La-Z-Boy Incorporated	989,500	0.98%

Industrial Organic Chemicals
37,400	Sensient Technologies Corp.	1,957,890	1.94%

Laboratory Analytical Instruments
38,977	PerkinElmer Inc.	1,699,397	1.68%

Miscellaneous Electrical Machinery, Equipment & Supplies
175,000	Electro Scientific Industries, Inc.	1,188,250	1.17%

Mortgage Bankers & Loan Correspondents
50,000	Walter Investment Management Corp. *	1,097,500	1.08%

Motor Vehicles & Passenger Car Bodies
100,000	Federal Signal Corporation	1,324,000	1.31%

Motor Vehicle Parts & Accessories
41,600	Tower International, Inc. *	1,047,904
15,000	Visteon Corporation *	1,458,750
		2,506,654	2.48%

National Commercial Banks
30,000	First Merchants Corporation	606,300
65,700	National Bank Holdings Corporation	1,256,184
		1,862,484	1.84%

Oil & Gas Field Services, NEC
135,200	Willbros Group, Inc. *	1,126,216	1.11%

Operative Builders
20,000	Meritage Homes Corporation *	710,000	0.70%

Radio & TV Broadcasting & Communications Equipment
100,000	Mitel Networks Corporation * (Canada)	915,000	0.90%

Real Estate
78,500	PICO Holdings, Inc. *	1,566,075	1.55%

Retail - Apparel & Accessory Stores
133,800	Express Inc. *	2,088,618
39,500	The Men's Wearhouse, Inc.	1,865,190
		3,953,808	3.91%

Retail - Family Clothing Stores
141,961	American Eagle Outfitters, Inc.	2,061,274
30,000	Stage Stores, Inc.	513,300
		2,574,574	2.54%

Retail - Retail Stores, NEC
36,500	IAC/InterActiveCorp.	2,405,350
100,000	Kirkland's, Inc. *	1,611,000
		4,016,350	3.97%

Retail - Shoe Stores
46,700	Foot Locker, Inc.	2,598,855	2.57%

Retail - Women's Clothing Stores
340,000	New York & Company, Inc. *	1,030,200	1.02%

Rubber & Plastics Footwear
20,000	Deckers Outdoor Corporation *	1,943,600	1.92%

Savings Institution, Federally Chartered
209,242	United Financial Bancorp	2,655,281
51,800	ViewPoint Financial Group	1,240,092
		3,895,373	3.84%

Semiconductors & Related Devices
78,800	Kulicke & Soffa Industries Inc. * (Singapore)	1,121,324
103,600	Microsemi Corporation *	2,632,476
128,800	TriQuint Semiconductor, Inc. *	2,456,216
		6,210,016	6.14%

Services - Business Services
193,500	Premiere Global Services Inc. *	2,316,195	2.29%

Services - Business Services, NEC
38,497	Rightside Group, Ltd. *	375,346	0.37%

Services - Computer Integrated Systems Design
90,000	Allscripts Healthcare Solutions, Inc. *	1,207,350
118,600	Convergys Corp.	2,113,452
		3,320,802	3.28%

Services - Computer Processing & Data Preparation
38,497	Demand Media, Inc. *	340,698	0.34%

Services - Help Supply Services
67,075	Kelly Services, Inc. - Class A	1,051,065
82,600	Kforce Inc.	1,616,482
		2,667,547	2.64%

Services - Hospitals
30,250	Magellan Health Services Inc. *	1,655,583
32,876	MEDNAX, Inc. *	1,802,262
		3,457,845	3.42%

Services - Motion Picture Theaters
124,800	Regal Entertainment Group Class A	2,481,024	2.45%

Services - Personal Services
40,000	Steiner Leisure Limited * (Bahamas)	1,503,600	1.49%

Special Industry Machinery, NEC
216,055	Brooks Automation, Inc.	2,270,738	2.24%

State Commercial Banks
41,400	Banner Corporation	1,592,658
24,000	Renasant Corporation	649,200
		2,241,858	2.22%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
80,000	Commercial Metals Company	1,365,600	1.35%

Surgical & Medical Instruments & Apparatus
20,000	AngioDynamics, Inc. *	274,400	0.27%

Telegraph & Other Message Communications
51,000	j2 Global, Inc.	2,517,360	2.49%

Transportation Services
28,100	GATX Corp.	1,640,197	1.62%

Trucking (No Local)
129,323	Quality Distribution, Inc. *	1,652,748	1.63%

Wholesale - Petroleum & Petroleum Products (No Bulk Stations)
153,000	Aegean Marine Petroleum Network Inc.	1,403,010	1.39%

Total for Common Stocks (Cost $70,851,381)		$ 90,881,563	89.83%

REAL ESTATE INVESTMENT TRUSTS
51,300	Blackstone Mortgage Trust, Inc. - Class A	1,390,230
225,900	Gramercy Property Trust Inc.	1,301,184
85,579	MFA Financial, Inc.	665,805
36,200	Mid-America Apartment Communities Inc.	2,376,530
66,000	PennyMac Mortgage Investment Trust	1,414,380
Total for Real Estate Investment Trusts (Cost $5,835,726)		7,148,129	7.07%

MONEY MARKET FUNDS
2,835,128	SEI Daily Income Treasury Government CL B 0.02% **	2,835,128	2.80%
(Cost $2,835,128)

Total Investment Securities		100,864,820	99.70%
	(Cost $79,522,235)

Other Assets in Excess of Liabilities		303,331	0.30%

Net Assets		$ 101,168,151	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2014.

See accompanying notes to Schedules of Investments

Paradigm Select Fund

		Schedule of Investments
		September 30, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aircraft & Parts
1,975	Triumph Group, Inc.	$ 128,474	2.03%

Chemical & Allied Products
1,350	Innospec Inc.	48,465
1,825	Olin Corp.	46,081
		94,546	1.49%

Computer Communications Equipment
10,100	Emulex Corporation *	49,894	0.79%

Computer Peripheral Equipment, NEC
7,700	Brocade Communications Systems, Inc.	83,699	1.32%

Construction - Special Trade Contractors
4,550	Matrix Service Co. *	109,746	1.73%

Crude Petroleum & Natural Gas
3,375	Approach Resources Inc. *	48,937
11,500	PetroQuest Energy Inc. *	64,630
3,075	Stone Energy Corporation *	96,432
800	Whiting Petroleum Corp. *	62,040
		272,039	4.29%

Electrical Work
1,675	EMCOR Group Inc.	66,933	1.06%

Electromedical & Electrotherapeutic Apparatus
4,950	Masimo Corporation *	105,336	1.66%

Electronic Computers
3,000	Cray Inc. *	78,720	1.24%

Fire, Marine & Casualty Insurance
175	Alleghany Corporation *	73,176
1,475	American Financial Group Inc.	85,388
2,500	Aspen Insurance Holdings Limited (Bermuda)	106,925
1,750	Montpelier Re Holdings Ltd. (Bermuda)	54,407
		319,896	5.04%

Footwear (No Rubber)
3,000	Brown Shoe Company, Inc.	81,390	1.28%

Household Furniture
5,400	La-Z-Boy Incorporated	106,866	1.69%

Industrial Organic Chemicals
1,575	Sensient Technologies Corporation	82,451
1,300	Westlake Chemical Corp.	112,567
		195,018	3.08%

Instruments For Measurement & Testing of Electricity & Electric Signals
6,050	Teradyne, Inc.	117,310	1.85%

Laboratory Analytical Instruments
2,575	PerkinElmer Inc.	112,270	1.77%

Miscellaneous Business Credit Institution
1,850	PHH Corporation *	41,366	0.65%

Miscellaneous Furniture & Fixtures
2,875	Hillenbrand, Inc.	88,809	1.40%

Mortgage Bankers & Loan Correspondents
2,675	Walter Investment Management Corp. *	58,716	0.93%

Motor Vehicle Parts & Accessories
800	Visteon Corporation *	77,800	1.23%

Periodicals: Publishing or Publishing & Printing
4,450	Rovi Corporation *	87,865	1.39%

Petroleum Refining
2,700	Delek US Holdings, Inc.	89,424
2,275	Western Refining, Inc.	95,527
		184,951	2.92%

Plastics Products
1,475	AptarGroup Inc.	89,533	1.41%

Printed Circuit Boards
4,650	Jabil Circuit, Inc.	93,791	1.48%

Retail - Apparel & Accessory Stores
6,550	Express Inc. *	102,245
2,175	The Men's Wearhouse, Inc.	102,704
		204,949	3.23%

Retail - Family Clothing Stores
8,225	American Eagle Outfitters, Inc.	119,427	1.88%

Retail - Radio, TV & Consumer Electronics Stores
3,475	Best Buy Co., Inc.	116,725	1.84%

Retail - Retail Stores, NEC
1,875	IAC/InterActiveCorp.	123,563	1.95%

Retail - Shoe Stores
2,375	Foot Locker, Inc.	132,169	2.08%

Rolling Drawing & Extruding of Nonferrous Metals
3,775	RTI International Metals, Inc. *	93,092	1.47%

Rubber & Plastics Footwear
800	Deckers Outdoor Corporation *	77,744	1.23%

Semiconductors & Related Devices
4,650	Kulicke & Soffa Industries Inc. * (Singapore)	66,169
3,700	Marvell Technology Group Ltd. (Bermuda)	49,876
5,350	Microsemi Corporation *	135,942
2,575	Skyworks Solutions, Inc.	149,479
6,650	TriQuint Semiconductor, Inc. *	126,816
		528,282	8.32%

Services - Auto Rental & Leasing
800	Ryder System, Inc.	71,976	1.14%

Services - Business Services
7,225	Premiere Global Services Inc. *	86,483	1.36%

Services - Computer Integrated Systems Design
4,600	Convergys Corp.	81,972	1.29%

Services - Help Supply Services
3,375	Kelly Services, Inc. - Class A	52,886
5,150	Kforce Inc.	100,786
		153,672	2.42%

Services - Hospitals
1,875	Magellan Health Services Inc. *	102,619
1,575	MEDNAX, Inc. *	86,341
		188,960	2.98%

Services - Motion Picture Theaters
6,450	Regal Entertainment Group Class A	128,226	2.02%

Services - Prepackaged Software
3,175	Progress Software Corporation *	75,914	1.20%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
5,000	Commercial Metals Company	85,350	1.35%

Surgical & Medical Instruments & Apparatus
4,175	Globus Medical, Inc. *	82,122
2,700	NuVasive, Inc. *	94,149
		176,271	2.78%

Telegraph & Other Message Communications
2,575	j2 Global, Inc.	127,102	2.00%

Telephone & Telegraph Apparatus
5,100	Fabrinet * (Thailand)	74,460
7,325	Polycom, Inc. *	89,988
		164,448	2.59%

Title Insurance
2,375	Fidelity National Financial, Inc.	65,883
833	Fidelity National Financial, Inc. *	11,462
		77,345	1.22%

Transportation Services
1,475	GATX Corporation	86,096	1.36%

Wholesale - Computers & Peripheral Equipment & Software
2,500	SYNNEX Corporation *	161,575	2.55%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
1,600	EnerSys	93,824	1.48%

Wholesale - Lumber & Other Construction Materials
1,400	Boise Cascade Holdings, L.L.C. *	42,196	0.67%

Wood Household Furniture, (No Upholstered)
1,300	Ethan Allen Interiors Inc.	29,640	0.47%

Total for Common Stocks (Cost $4,312,996)		$ 5,871,969	92.61%

REAL ESTATE INVESTMENT TRUSTS
1,975	Mid-America Apartment Communities Inc.	129,659	2.04%
Total for Real Estate Investment Trusts (Cost $109,753)

MONEY MARKET FUNDS
128,883	SEI Daily Income Treasury Government CL B 0.02% **	128,883	2.03%
(Cost $128,883)

Total Investment Securities		6,130,511	96.68%
	(Cost $4,551,632)

Other Assets in Excess of Liabilities		210,221	3.32%

Net Assets		$ 6,340,732	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2014.

See accompanying notes to Schedules of Investments

Paradigm Opportunity Fund

		Schedule of Investments
		September 30, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aircraft & Parts
2,000	Triumph Group, Inc.	$ 130,100	2.06%

Computer Communications Equipment
23,050	Emulex Corporation *	113,867	1.80%

Construction - Special Trade Contractors
7,550	Matrix Service Co. *	182,106	2.88%

Crude Petroleum & Natural Gas
10,500	Midstates Petroleum Company, Inc. *	53,025
20,425	PetroQuest Energy Inc. *	114,789
5,875	Stone Energy Corporation *	184,240
		352,054	5.57%

Electrical Work
2,825	EMCOR Group Inc.	112,887	1.78%

Gold and Silver Ores
10,275	First Majestic Silver Corp * (Canada)	80,145	1.27%

Industrial Organic Chemicals
2,650	Sensient Technologies Corporation	138,727	2.19%

Instruments For Measurement & Testing of Electricity & Electric Signals
7,075	Teradyne, Inc.	137,184	2.17%

Laboratory Analytical Instruments
2,125	PerkinElmer Inc.	92,650	1.46%

Miscellaneous Electrical Machinery, Equipment & Supplies
20,500	Electro Scientific Industries, Inc.	139,195	2.20%

Miscellaneous Furniture & Fixtures
5,100	Hillenbrand, Inc.	157,539	2.49%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
11,800	Symmetry Medical, Inc. *	119,062	1.88%

Periodicals: Publishing or Publishing & Printing
7,025	Rovi Corporation *	138,709	2.19%

Retail - Apparel & Accessory Stores
9,475	Express Inc. *	147,905
4,375	The Men's Wearhouse, Inc.	206,587
		354,492	5.60%

Retail - Department Stores
1,400	Dillard's, Inc. - Class A	152,572	2.41%

Retail - Family Clothing Stores
11,700	American Eagle Outfitters, Inc.	169,884	2.68%

Retail - Retail Stores, NEC
3,350	IAC/InterActiveCorp.	220,765	3.49%

Retail - Shoe Stores
4,125	Foot Locker, Inc.	229,556	3.63%

Rolling Drawing & Extruding of Nonferrous Metals
5,650	RTI International Metals, Inc. *	139,329	2.20%

Semiconductors & Related Devices
6,425	Kulicke & Soffa Industries Inc. * (Singapore)	91,428
9,200	Microsemi Corporation *	233,772
5,100	Skyworks Solutions, Inc.	296,055
14,500	TriQuint Semiconductor, Inc. *	276,515
		897,770	14.20%

Services - Business Services
13,025	Premiere Global Services Inc. *	155,909	2.46%

Services - Business Services, NEC
2,035	Rightside Group, Ltd. *	19,841	0.31%

Services - Computer Integrated Systems Design
8,850	Convergys Corp.	157,707	2.49%

Services - Computer Processing & Data Preparation
2,035	Demand Media, Inc. *	18,010	0.28%

Services - Hospitals
2,925	Magellan Health Services Inc. *	160,085
1,850	MEDNAX, Inc. *	101,417
		261,502	4.13%

Services - Motion Picture Theaters
11,475	Regal Entertainment Group Class A	228,123	3.61%

Services - Prepackaged Software
6,700	Progress Software Corporation *	160,197	2.53%

Special Industry Machinery (No Metalworking Machinery)
2,000	Kadant Inc.	78,100	1.23%

Special Industry Machinery, NEC
17,625	Brooks Automation, Inc.	185,239	2.93%

Telegraph & Other Message Communications
4,275	j2 Global, Inc.	211,014	3.33%

Telephone & Telegraph Apparatus
10,900	Polycom, Inc. *	133,907	2.12%

Total for Common Stocks (Cost $3,977,508)		$ 5,668,142	89.57%

REAL ESTATE INVESTMENT TRUSTS
3,275	Mid-America Apartment Communities Inc.	215,004
Total for Real Estate Investment Trusts (Cost $144,206)		215,004	3.40%

MONEY MARKET FUNDS
449,797	SEI Daily Income Treasury Government CL B 0.02% **	449,797	7.11%
(Cost $449,797)

Total Investment Securities		6,332,943	100.08%
	(Cost $4,571,511)

Liabilities in Excess of Other Assets		(5,022)	-0.08%

Net Assets		$ 6,327,921	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2014.

See accompanying notes to Schedules of Investments

Paradigm Micro-Cap Fund

		Schedule of Investments
		September 30, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Computer Communications Equipment
220,000	Extreme Networks, Inc. *	$ 1,053,800	4.59%

Computer Peripheral Equipment, NEC
76,100	Radisys Corporation *	203,187	0.89%

Electromedical & Electrotherapeutic Apparatus
200,000	Synergetics USA, Inc. *	682,000	2.97%

Electronic Computers
30,000	Omnicell, Inc. *	819,900	3.57%

Household Furniture
40,000	La-Z-Boy Incorporated	791,600	3.45%

Industrial Instruments for Measurement, Display and Control
70,000	Rudolph Technologies Inc. *	633,500	2.76%

Machine Tools, Metal Cutting Types
30,000	Hardinge, Inc.	328,200	1.43%

Millwood, Veneer, Plywood, & Structural Wood Members
20,000	American Woodmark Corporation *	737,200
20,000	Ply Gem Holdings, Inc. *	216,800
		954,000	4.16%

Miscellaneous Manufacturing Industries
128,900	Summer Infant, Inc. *	451,150	1.97%

Motor Vehicles & Passenger Car Bodies
60,000	Federal Signal Corporation	794,400	3.46%

Oil & Gas Field Exploration Services
100,000	TGC Industries, Inc. *	385,000	1.68%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
140,000	RTI Surgical, Inc. *	669,200	2.92%

Paper Mills
20,000	KapStone Paper and Packaging Corporation *	559,400	2.44%

Pharmaceutical Preparations
50,000	Nature's Sunshine Products	741,500	3.23%

Photographic Equipment & Supplies
60,000	Avid Technology, Inc. *	606,000	2.64%

Radio & TV Broadcasting & Communications Equipment
70,000	Mitel Networks Corporation * (Canada)	640,500
60,000	Harmonic Inc. *	380,400
		1,020,900	4.45%

Retail - Apparel & Accessory Stores
260,000	Pacific Sunwear of California, Inc. *	468,000
100,000	Gordmans Stores, Inc.	342,000
80,000	Tilly’s, Inc. Class A *	601,600
		1,411,600	6.15%

Retail - Auto Dealers & Gasoline Stations
50,000	West Marine Inc. *	450,000	1.96%

Retail - Family Clothing Stores
60,000	Stage Stores, Inc.	1,026,600	4.47%

Retail - Retail Stores, NEC
50,000	Kirkland's, Inc. *	805,500	3.51%

Retail - Women's Clothing Stores
260,000	New York & Company, Inc. *	787,800	3.43%

Semiconductors & Related Devices
160,000	EMCORE Corporation *	910,400
50,000	Exar Corporation *	447,500
100,000	NeoPhotonics Corporation *	335,000
		1,692,900	7.37%

Services - Computer Integrated Systems Design
50,000	Allscripts Healthcare Solutions, Inc. *	670,750
40,000	Datalink Corporation *	425,200
		1,095,950	4.78%

Services - Personal Services
20,000	Steiner Leisure Limited * (Bahamas)	751,800	3.28%

Special Industry Machinery (No Metalworking Machinery)
15,000	Kadant Inc.	585,750	2.55%

Special Industry Machinery, NEC
400,000	Mattson Technology, Inc. *	988,000	4.30%

Steel Works, Blast Furnaces & Rolling & Finishing Materials
40,000	Insteel Industries, Inc.	822,400	3.58%

Surgical & Medical Instruments & Apparatus
30,000	Globus Medical, Inc. - Class A *	590,100	2.57%

Women's, Misses', and Juniors Outerwear
100,000	bebe stores, inc.	232,000	1.01%

Wood Household Furniture, (No Upholstered)
20,000	Ethan Allen Interiors Inc.	456,000	1.99%

Total for Common Stocks (Cost $22,466,950)		$ 22,390,137	97.56%

MONEY MARKET FUNDS
881,478	SEI Daily Income Treasury Government CL B 0.02% **	881,478	3.84%
(Cost $881,478)

Total Investment Securities		23,271,615	101.40%
	(Cost $23,348,428)

Liabilities in Excess of Other Assets		(320,485)	-1.40%

Net Assets		$ 22,951,130	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2014.

See accompanying notes to Schedules of Investments

PARADIGM FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2014

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at September 30, 2014 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value Fund	Opportunity Fund	Select Fund
Cost of Investments	$79,522,235	$4,571,511	$4,551,631
Gross Unrealized Appreciation	$27,456,908	$2,000,037	$1,783,045
Gross Unrealized Depreciation	($6,114,323)	($238,605)	($204,166)
Net Unrealized Appreciation
(Depreciation) on Investments	$21,342,585	$1,761,432	$1,578,879

Micro-Cap Fund
Cost of Investments	$23,348,428
Gross Unrealized Appreciation	$2,739,341
Gross Unrealized Depreciation	($2,816,154)
Net Unrealized Appreciation
(Depreciation) on Investments	($76,813)

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the highest cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

The Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividend to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purpose management does not estimate the tax character of MLP distributions for which actual information has not been reported.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

SHORT SALES: A Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken on the Funds’ 2014 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and real estate investment trusts). Equity securities are carried at fair value. The market quotation used for equity securities, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of September 30, 2014:

Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$90,881,563	$0	$0	$90,881,563
Real Estate Investment Trusts	7,148,129	0	0	7,148,129
Money Market Funds	2,835,128	0	0	2,835,128
Total	$100,864,820	$0	$0	$100,864,820

Opportunity:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$5,668,142	$0	$0	$5,668,142
Real Estate Investment Trusts	215,004	0	0	215,004
Money Market Funds	449,797	0	0	449,797
Total	$6,332,943	$0	$0	$6,332,943

Select:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$5,871,969	$0	$0	$5,871,969
Real Estate Investment Trusts	129,659	0	0	129,659
Money Market Funds	128,883	0	0	128,883
Total	$6,130,511	$0	$0	$6,130,511

Micro-Cap:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$22,390,137	$0	$0	$22,390,137
Money Market Funds	881,478	0	0	881,478
Total	$23,271,615	$0	$0	$23,271,615

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any level 3 assets during the three month period ended September 30, 2014.  There were no transfers into or out of the levels during the period ended September 30, 2014.  It is the Funds’ policy to consider transfers into or out the levels as of the end of the reporting period.

The Funds did not invest in any derivative instruments during the three month period ended September 30, 2014.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/Candace King Weir

      Candace King Weir

      President

Date:        November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir

      Candace King Weir

      President

Date:        November 25, 2014

By: /s/Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:       11/25/14